Organization and Nature of Operations (Details) - Legacy Products And Manufacturing Facility [Member] - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] - USD ($) $ in Millions	Aug. 27, 2021	Jun. 24, 2021
Stock transactions
Consideration	$ 111	$ 111
Additional milestone payments	$ 60	$ 60